PRIOR PERIODS' FINANCIAL STATEMENT REVISION (Tables)	3 Months Ended
Mar. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of error correction and prior period adjustment

The following tables present the effect of the correction of the misstatement that impacted the year ended December 31, 2020, as described in Note 1, and the related adjustments to reflect the revision on the Condensed Balance Sheet.

	As Previously Reported	Adjustments	As Revised
Balance sheet as of December 31, 2020 (audited)
Commitments
Number of Class A common shares at redemption value	37,648,795	8,351,205	46,000,000
Class A common stock subject to possible redemption	$376,489,130	$83,512,311	$460,001,441
Stockholders’ Equity
Number of Class A common shares issued and outstanding	8,351,205	(8,351,205)	—
Class A common shares	$835	$(835)	$—
Additional paid-in capital	43,911,821	(40,807,971)	3,103,850
Accumulated deficit	(38,913,797)	(42,703,505)	(81,617,302)
Total stockholders’ equity	5,000,009	(83,512,311)	(78,512,302)

Statement of operations for the period from July 8, 2020 (inception) through December 31, 2020 (as Restated)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	41,438,497	1,165,717	42,604,214
Weighted average shares outstanding, basic and diluted	13,388,418	(651,643)	12,736,775
Basic and diluted net loss per common share	$(2.91)	$(0.15)	$(3.06)

Statement of changes in stockholders’ equity for the period from July 8, 2020 (inception) through December 31, 2020
Class A common stock:
Shares of Class A common stock subject to possible redemption	(37,648,795)	(8,351,205)	(46,000,000)
Class A common stock subject to possible redemption	$(3,765)	$(835)	$(4,600)
Additional Paid-in Capital:
Class A common stock subject to possible redemption	(376,485,365)	(40,807,971)	(417,293,336)
Accumulated Deficit:
Net loss	(38,913,797)	(42,703,505)	(81,617,302)
Total Stockholders’ Equity:
Class A common stock subject to possible redemption	(376,489,130)	(40,808,806)	(417,297,936)
Net loss	(38,913,797)	(42,703,505)	(81,617,302)